Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year (a)	Summary Compensation Table Total for Jeffrey M. Schweitzer[1] (b) ($)	Compensation Actually Paid to Jeffrey M. Schweitzer[1,2,3] (c) ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] (d) ($)	Average Summary Compensation Actually Paid to Non-PEO NEOs[1,2,3] (e) ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Adjusted PTPP[5] ($ Millions)
					TSR (f) ($)	Peer Group TSR (g) ($)
2022	1,842,099	1,743,997	803,058	767,711	107.19	101.92	78.1	88.73
2021	1,648,678	2,090,595	691,258	837,966	119.04	124.84	91.8	87.45
2020	1,712,450	1,259,956	735,255	566,847	79.57	89.37	46.9	107.81

Company Selected Measure Name	adjusted pre-tax pre-provision income ("Adjusted PTPP")
Named Executive Officers, Footnote [Text Block]	Jeffrey M. Schweitzer was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020 - 2021	2022
Michael S. Keim	Michael S. Keim
Brian J. Richardson	Brian J. Richardson
Megan D. Santana	Megan D. Santana
Duane J. Brobst	Patrick C. McCormick

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the NASDAQ Bank Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Corporation and in the NASDAQ Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 1,842,099	$ 1,648,678	$ 1,712,450
PEO Actually Paid Compensation Amount	$ 1,743,997	2,090,595	1,259,956
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Corporation’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. The reduction to the PEO's pension value for 2022 reported in the footnote to the Summary Compensation Table is not included in this calculation. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Jeffrey M. Schweitzer ($)	Exclusion of Change in Pension Value for Jeffrey M. Schweitzer ($)	Exclusion of Stock Awards for Jeffrey M. Schweitzer ($)	Inclusion of Pension Service Cost for Jeffrey M. Schweitzer ($)	Inclusion of Equity Awards for Jeffrey M. Schweitzer ($)	Compensation Actually Paid to Jeffrey M. Schweitzer ($)
2022	1,842,099	—	(465,042)	13,772	353,168	1,743,997
2021	1,648,678	(19,129)	(419,991)	12,804	868,233	2,090,595
2020	1,712,450	(27,346)	(664,397)	11,043	228,206	1,259,956
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jeffrey M. Schweitzer ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jeffrey M. Schweitzer ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jeffrey M. Schweitzer ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Jeffrey M. Schweitzer ($)	Total - Inclusion of Equity Values for Jeffrey M. Schweitzer ($)
2022	441,139	(68,093)	(19,878)	—	353,168
2021	451,025	332,549	83,185	1,474	868,233
2020	395,179	(136,286)	(37,949)	7,262	228,206

Non-PEO NEO Average Total Compensation Amount	$ 803,058	691,258	735,255
Non-PEO NEO Average Compensation Actually Paid Amount	$ 767,711	837,966	566,847
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Awards for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	803,058	(4,455)	(207,980)	2,649	174,439	767,711
2021	691,258	(11,846)	(142,462)	2,527	298,489	837,966
2020	735,255	(28,636)	(237,374)	2,595	95,007	566,847

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	200,620	(20,832)	(5,349)	—	174,439
2021	152,989	119,183	25,888	429	298,489
2020	146,284	(42,151)	(11,205)	2,079	95,007

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Corporation’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Adjusted Pre-Tax Pre-Provision Income during the three most recently completed fiscal years. Adjusted PTPP is a non-GAAP measure and is defined above under footnote 5 to the Pay-Versus-Performance Table.

Total Shareholder Return Vs Peer Group [Text Block]	The following chart our cumulative TSR over the three most recently completed fiscal years to that of the NASDAQ Bank Index over the same period.
Tabular List [Table Text Block]

Pre-Tax Pre-Provision Income (PTPP)
Pre-Tax Pre-Provision Return on Equity
Efficiency Ratio
Net Charge-Offs / Average Loans and Leases vs. Peer Group
NPAs to Assets vs. Peer Group
Pre-Tax Pre-Provision NCO ROAA vs. Peer Group
3-Year Cumulative Earnings Per Share Performance

Total Shareholder Return Amount	$ 107.19	119.04	79.57
Peer Group Total Shareholder Return Amount	101.92	124.84	89.37
Net Income (Loss)	$ 78,100,000	$ 91,800,000	$ 46,900,000
Company Selected Measure Amount	88,730,000	87,450,000	107,810,000
PEO Name	1.Jeffrey M. Schweitzer
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	We determined adjusted pre-tax pre-provision income ("Adjusted PTPP") to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. Adjusted PTPP is a non-GAAP measure, and is defined as pre-tax income plus provision for credit losses and restructuring charges, and reduced by BOLI death benefits, and Paycheck Protection Program related activity. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Pre-Provision Income (PTPP)
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Pre-Provision Return on Equity
PEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
PEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Charge-Offs / Average Loans and Leases vs. Peer Group
PEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	NPAs to Assets vs. Peer Group
PEO [Member] | Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Pre-Provision NCO ROAA vs. Peer Group
PEO [Member] | Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Cumulative Earnings Per Share Performance
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (19,129)	$ (27,346)
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(465,042)	(419,991)	(664,397)
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,772	12,804	11,043
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	353,168	868,233	228,206
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	441,139	451,025	395,179
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(68,093)	332,549	(136,286)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(19,878)	83,185	(37,949)
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	1,474	7,262
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Pre-Provision Income (PTPP)
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Pre-Provision Return on Equity
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Non-PEO NEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Charge-Offs / Average Loans and Leases vs. Peer Group
Non-PEO NEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	NPAs to Assets vs. Peer Group
Non-PEO NEO [Member] | Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Pre-Provision NCO ROAA vs. Peer Group
Non-PEO NEO [Member] | Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Cumulative Earnings Per Share Performance
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,455)	(11,846)	(28,636)
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(207,980)	(142,462)	(237,374)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,649	2,527	2,595
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	174,439	298,489	95,007
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	200,620	152,989	146,284
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(20,832)	119,183	(42,151)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(5,349)	25,888	(11,205)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 429	$ 2,079